Share Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands	8 Months Ended	12 Months Ended
	Aug. 18, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Granted
2007 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Outstanding, Beginning	27,456,943	32,037,240	29,554,630
Number of options, Granted	9,085,000	610,000	6,525,190
Number of options, Forfeited	(8,007,606)	(5,190,297)	(4,042,580)
Number of options, Outstanding, Ending	28,534,337	27,456,943	32,037,240
Number of options, Vested and expected to vest	28,534,337	27,456,943	32,037,240
Weighted average exercise price, Outstanding, Beginning	$ 0.30	$ 0.30	$ 0.27
Weighted average exercise price, Granted	0.7	0.56	0.46
Weighted average exercise price, Forfeited	0.04	0.34	0.36
Weighted average exercise price, Outstanding, Ending	0.48	0.30	0.30
Weighted average exercise price, Vested and expected to vest	$ 0.48	$ 0.30	$ 0.30
Weighted average remaining contractual term (Years), Outstanding, Beginning	5 years 3 months 4 days	4 years 11 months 19 days	6 years 10 months 17 days
Weighted average remaining contractual term (Years), Outstanding, Ending	6 years 11 months 26 days	5 years 3 months 4 days	4 years 11 months 19 days
Weighted average remaining contractual term (Years), Vested and expected to vest	6 years 11 months 26 days	5 years 3 months 4 days	4 years 11 months 19 days
Aggregate intrinsic value, Outstanding, Beginning	$ 308	$ 308	$ 308
Aggregate intrinsic value, Outstanding, Ending		308	308
Aggregate intrinsic value, Vested and expected to vest		$ 308	$ 308